Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000212508
Average Annual Return [Line Items]
Average Annual Return, Percent	2.84%	1.04%	5.32%	6.32%
C000009628
Average Annual Return [Line Items]
Average Annual Return, Percent	2.76%	0.88%	5.17%	6.22%
C000144329
Average Annual Return [Line Items]
Average Annual Return, Percent	3.34%	3.74%	2.01%	3.53%
C000144330
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%	3.53%	1.90%	3.38%
C000144331
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	(1.29%)	9.48%	10.10%
C000009625
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%	(1.46%)	9.30%	9.89%
C000144332
Average Annual Return [Line Items]
Average Annual Return, Percent	3.93%	4.17%	10.05%	7.79%
C000009627
Average Annual Return [Line Items]
Average Annual Return, Percent	3.85%	3.97%	9.85%	7.56%
C000040696
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	2.95%	0.94%	1.32%
C000023365
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%	3.73%	5.83%	6.62%
C000103219
Average Annual Return [Line Items]
Average Annual Return, Percent	2.53%	3.03%	5.16%	6.00%
C000009629
Average Annual Return [Line Items]
Average Annual Return, Percent	2.76%	4.96%	3.06%	2.76%
C000103218
Average Annual Return [Line Items]
Average Annual Return, Percent	2.66%	4.75%	2.95%	2.60%
C000009630
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%	4.16%	2.81%	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	2.88%	(0.45%)	1.84%
Bloomberg U.S. 1000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.32%	17.80%	15.87%	14.99%
Bloomberg U.S. 1000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.32%	17.80%	15.87%	14.99%
Bloomberg U.S. 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.33%	17.43%	15.69%	14.69%
Bloomberg U.S. 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.33%	17.43%	15.69%	14.69%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.87%	1.39%	0.85%	2.34%
Bloomberg U.S. 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.33%	17.43%	15.69%	14.69%
Bloomberg U.S. 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.33%	17.43%	15.69%	14.69%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	2.88%	(0.45%)	1.84%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%	7.97%	5.15%	6.06%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%	7.97%	5.15%	6.06%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.99%	17.75%	15.98%	15.02%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.99%	17.75%	15.98%	15.02%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%	17.41%	15.73%	14.70%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%	17.41%	15.73%	14.70%
Bloomberg 5-Year Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%	3.43%	1.10%	1.94%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%	17.41%	15.73%	14.70%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%	17.41%	15.73%	14.70%
Bloomberg 1-3 Year U.S. Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%	4.14%	1.78%	1.92%
Bloomberg 1-3 Year U.S. Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%	4.14%	1.78%	1.92%
ICE BofA U.S. 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.16%	4.37%	3.01%	2.21%